As filed with the U.S. Securities and Exchange Commission on August 5, 2022

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 150	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 153	☒

EA Series Trust

(Exact Name of Registrant as Specified in Charter)

19 East Eagle Road

Havertown, Pennsylvania 19083

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

John R. Vogel

19 East Eagle Road

Havertown, Pennsylvania 19083

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On August 11, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 153 under the Investment Company Act of 1940 for the EA Series Trust is filed to correct the amendment numbers contained in the 485BXT submission filed on August 5, 2022, with respect to the EA Bridgeway Blue Chip ETF (Accession number: 0001829126-22-015197). This 485BXT supersedes the 485BXT filing made on August 5, 2022, with respect to the EA Bridgeway Blue Chip ETF.

This filing is being made to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 122 (the “Amendment”) to its Registration Statement (filed on May 18, 2022) with respect to its series, the EA Bridgeway Blue Chip ETF until August 11, 2022. Parts A, B of the Amendment are incorporated by reference herein. This amendment also incorporates by reference the information contained in Part C of Post-Effective Amendment No. 146 to the Trust’s Registration Statement, which was filed on August 4, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 150 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Havertown, Commonwealth of Pennsylvania, on this 5th day of August, 2022.

EA Series Trust

By:	/s/ John R. Vogel
John R. Vogel
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	August 5, 2022
Wesley R. Gray*

/s/ John R. Vogel	Treasurer and Chief Financial Officer	August 5, 2022
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	August 5, 2022
Patrick Cleary

/s/ Daniel Dorn	Trustee	August 5, 2022
Daniel Dorn*

/s/ Michael Pagano	Trustee	August 5, 2022
Michael Pagano*

/s/ Emeka Oguh	Trustee	August 5, 2022
Emeka Oguh*

*By:	/s/ John R. Vogel
John R. Vogel
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 95 to the Registrant’s registration statement on December 1, 2021)

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